Tax Assets and Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Temporary difference related to investment in subsidiaries on which no deferred tax assets was recognized	$ 4,956
Tax Expense Benefit Arising From Previously Unrecognised Tax Loss Tax Credit	(533)	$ (12,860)	$ (6,934)
Recognition of previously unrecognized tax losses	118,253	601,200
Deductible temporary differences, tax impact	151,310
Expiry of recognised deferred tax assets on carry forward losses including unabsorbed depreciation	$ 5,361
Bottom of Range [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Tax loss expiration period	2025
Top of Range [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Tax loss expiration period	2042
Indian Subsidiaries [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Unabsorbed depreciation carried forward for an indefinite period	$ 4,299	$ 18,119